CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Non-Controlling Interests [Member]
Balance at Dec. 31, 2010	$ 89,279	$ 3,718	$ 15,331	$ 68,696	$ 1,896	$ (2,417)	$ 2,055
Balance, shares at Dec. 31, 2010		3,718,000
Comprehensive income:
Net income	11,862			11,862
Adjustment of unrealized gain (loss) on securities available-for-sale, net of tax	6,905				6,905
Total comprehensive income	18,767
Cash dividends paid	(3,972)			(3,972)
Treasury stock transactions - net	(606)					(606)
Balance at Dec. 31, 2011	103,468	3,718	15,331	76,586	8,801	(3,023)	2,055
Balance, shares at Dec. 31, 2011		3,718,000
Comprehensive income:
Net income	13,515			13,515
Adjustment of unrealized gain (loss) on securities available-for-sale, net of tax	1,490				1,490
Total comprehensive income	15,005
Cash dividends paid	(4,330)			(4,330)
Treasury stock transactions - net	(3)					(3)
Balance at Dec. 31, 2012	114,140	3,718	15,331	85,771	10,291	(3,026)	2,055
Balance, shares at Dec. 31, 2012	3,717,593	3,718,000
Comprehensive income:
Net income	6,762			6,762
Adjustment of unrealized gain (loss) on securities available-for-sale, net of tax	(8,852)				(8,852)
Total comprehensive income	(2,090)			6,762	(8,852)
Cash dividends paid	(1,804)			(1,804)
Balance at Jun. 30, 2013	110,246	3,718	15,331	90,729	1,439	(3,026)	2,055
Balance, shares at Jun. 30, 2013		3,718,000
Balance at Dec. 31, 2012	114,140	3,718	15,331	85,771	10,291	(3,026)	2,055
Balance, shares at Dec. 31, 2012	3,717,593	3,718,000
Comprehensive income:
Net income	13,808			13,808
Adjustment of unrealized gain (loss) on securities available-for-sale, net of tax	(10,652)				(10,652)
Total comprehensive income	3,156
Cash dividends paid	(4,690)			(4,690)
Balance at Dec. 31, 2013	112,606	3,718	15,331	94,889	(361)	(3,027)	2,055
Balance, shares at Dec. 31, 2013	3,717,593	3,718,000
Comprehensive income:
Net income	7,258			7,258
Adjustment of unrealized gain (loss) on securities available-for-sale, net of tax	3,992				3,992
Total comprehensive income	11,250			7,258	3,992
Cash dividends paid	(1,804)			(1,804)
Treasury stock transactions - net	(47)					(47)
Balance at Jun. 30, 2014	$ 122,005	$ 3,718	$ 15,331	$ 100,344	$ 3,631	$ (3,074)	$ 2,055
Balance, shares at Jun. 30, 2014	3,717,593	3,718,000